SCHEDULE OF RESTRICTED STOCK UNITS (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units outstanding, beginning balance | shares	1,003
Weight average fair value, beginning balance | $ / shares	$ 120.02
Restricted stock units, granted | shares	60,000
Weight average fair value, granted | $ / shares	$ 1.13
Restricted stock units, released | shares	(61,001)
Weight average fair value, released | $ / shares	$ 3.07
Restricted stock units, cancelled | shares	(2)
Weight average fair value, cancelled | $ / shares	$ 386.40
Restricted stock units outstanding, ending balance | shares
Weight average fair value, ending balance | $ / shares